Loans Receivable and Allowance for Loan Losses (Consumer Loan Credit Exposures, Performing or Nonperforming) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	$ 296,432	$ 286,218
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	83,899	83,940
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	212,533	202,278
Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	290,383	281,477
Performing [Member] | Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	80,696	81,028
Performing [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	209,687	200,449
Nonperforming [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	6,049	4,741
Nonperforming [Member] | Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	3,203	2,912
Nonperforming [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans receivable	$ 2,846	$ 1,829